Document and Entity Information	May 16, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001327273
Document Type	8-K/A
Document Period End Date	May 16, 2024
Entity Registrant Name	Lyra Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39273
Entity Tax Identification Number	84-1700838
Entity Address, Address Line One	480 Arsenal Way
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	617
Local Phone Number	393-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	LYRA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Current Report on Form 8-K/A (the “Current Report”) amends the Current Report on Form 8-K filed by Lyra Therapeutics, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on May 21, 2024 (the “Original Report”) and is being filed solely in order to amend and supplement the Company’s disclosure contained in Item 2.05 of the Original Report. The Original Report otherwise remains unchanged.